Bridge Loan Payable, Net (Details) - USD ($)							3 Months Ended	12 Months Ended
	Mar. 31, 2026	Feb. 18, 2026	Dec. 11, 2025	Oct. 28, 2024	Nov. 17, 2023	May 23, 2023	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 15, 2026	Mar. 15, 2026	Feb. 15, 2026	Jan. 31, 2026	Apr. 30, 2025	Nov. 18, 2024
Bridge Loan Payable, Net [Line Items]
Principal amount	$ 1,255,320						$ 1,255,320
Discount issued	83,470						83,470
Purchase price		$ 9,000,000			$ 7,000,000
Cash payments	$ 775,995						$ 775,995	$ 109,091	$ 2,658,182
Common stock shares issued (in Shares)	8,327,076						8,327,076	4,857,476	1,445,979
Issuance of shares (in Shares)						5,000	100,000	100,000
Debt issuance costs	$ 34,000								$ 282,700
Issuance of debt discount	213,000						$ 213,000	213,000
Amortization of debt issuance costs							168,459	54,186
Bridge Loan [Member]
Bridge Loan Payable, Net [Line Items]
Principal amount	125,000						125,000	375,000
Debt issuance costs							18,846	18,846
Issuance of debt discount	$ 8,452						$ 8,452	$ 163,218
Unsecured Bridge Note [Member]
Bridge Loan Payable, Net [Line Items]
Maturity date			Apr. 15, 2026
Principal amount			$ 375,000
Discount issued			75,000
Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Trading days							5 days	5 years
Common stock shares issued (in Shares)													1,268,672	429,181	42,381
Issuance of shares (in Shares)				206,033					145,153
Allen [Member]
Bridge Loan Payable, Net [Line Items]
Purchase price			$ 300,000
Cash payments											$ 125,000	$ 125,000
Common stock shares issued (in Shares)	100,000						100,000	100,000
Allen [Member] | Forecast [Member]
Bridge Loan Payable, Net [Line Items]
Cash payments										$ 125,000
Allen [Member] | Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Conversion price							50.00%	50.00%
Allen [Member] | Subsequent Event [Member]
Bridge Loan Payable, Net [Line Items]
Cash payments										$ 125,000	$ 125,000	$ 125,000
Minimum [Member]
Bridge Loan Payable, Net [Line Items]
Conversion price							80.00%	80.00%